Intangible Asset (Details) - USD ($)	1 Months Ended	6 Months Ended
	Nov. 30, 2018	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Cash consideration amount	$ 2,086,819
Amortization expense		$ 146,055	$ 110,362